SCOUT
STOCK FUND


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.


Quarterly Report
September 30, 1997


TO THE SHAREHOLDERS

Scout Stock Fund earned a total return (price change and reinvested distributions) of 7.75% for the quarter ended September 30, 1997. By comparison, the unmanaged Standard & Poor's 500 Index earned 7.49% and the Lipper Growth Funds Index earned 10.25% for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small and mid-sized capitalization stocks led the market in the third quarter as leadership rotated away from the blue chips. Although these stocks continued to advance for the quarter, the small and mid-cap sectors outperformed them and set repeated records in the benchmark Russell 2000 index. Three stocks gained for each that declined, showing the breadth of this advance.

The advance in the stock market was fueled by the strong U.S. economy, low inflation and falling interest rates. Despite a drop in August, net investment into equity mutual funds for the quarter remained strong. This provided additional support for the market.

Investors were attracted to the low price/earnings ratios of cyclical issues, many of which are mid-cap stocks. This benefited Scout Stock Fund which is overweighted in this sector. Some also feared slower profit gains in large-capitalization stocks as the benefits were lost from one-time actions such as cost cutting or restructuring. Investors were not willing to pay a premium for less reliable growth, which prompted a correction in that group of stocks in August.

Although the two-tier market that has existed for the last
2 1/2 years began to disintegrate during the quarter, some major segments remain overvalued. This caused extreme volatility and steep day-to-day moves in the indices, especially on the release of negative earnings or economic news.

The top 50 giant multinational companies in the Standard & Poor's 500 now boast a P/E ratio of 21.5 times next year's predicted earnings. In contrast, the other 450 stocks in the index are priced at just 17.5 times those earnings. Small and mid-cap companies are even cheaper than the smaller of the large-cap stocks in the index. The P/E ratio of the large caps now stands at a rich 1.36 times future (3-5 years) earnings growth, but the mid-caps are priced at just 1.11 times future earnings growth.

As we look ahead, Scout Stock Fund appears positioned to deal with major market changes with lower average volatility because of the Fund's diversification, equal weighting and cash reserve. This was demonstrated in August, when the Fund was down 1.20% while the S&P 500 Index dropped 5.60% and the 50 largest S&P 500 stocks were down 8.30%.

The Scout Stock Fund's blend of large and mid-cap stocks should allow it to benefit from the change of market leadership, favoring small and mid-cap stocks at the expense of the most well-known of blue chips.

We appreciate you as a valued shareholder of Scout Stock Fund and continually welcome your questions or comments.

Sincerely,

/S/David B. Anderson
David B. Anderson
UMB Investment Advisors

                                Top 10 Equity Holdings
                                        Market          Percent
                                        Value (000's)   of Total
        USX-Marathon Group           $  2,789           1.42%
        SBC Communications, Inc.        2,716           1.38%
        International Business
         Machines Corp.                 2,648           1.35%
        Bristol-Myers Squibb Co.        2,483           1.27%
        Archer-Daniels-Midland Co.      2,274           1.16%
        Bob Evans Farms                 2,185           1.11%
        Brush Wellman, Inc.             2,183           1.11%
        CNF Transportation, Inc.        2,178           1.11%
        Union Camp Corp.                2,159           1.10%
        Motorola, Inc.                  2,156           1.10%
Top 10 Equity Holdings Total:        $ 23,771         12.11%

Note: All market values based on 9/30/97 statement of assets.

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1997

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 81.13%
Basic Materials - 11.90%
        85,000  Brush Wellman, Inc.                        $    2,183,438
	25,000	Carpenter Technology Corp.  			1,237,500
        12,000  Corning, Inc.                                     567,000
	65,000	Cyprus Amax Minerals Co.  			1,560,000
        10,000  duPont (E.I.) deNemours & Co.                     615,625
        25,000  Eastman Chemical Co.                            1,550,000
        80,000  Engelhard Corp.                                 1,725,000
        10,000  Georgia Pacific Corp.                           1,043,750
	35,000	International Paper Co.  			1,927,188
	50,000	Mallinckrodt Group, Inc.  			1,800,000
        48,000  Nalco Chemical Co.                              1,923,000
        10,000  Rohm & Haas Co.                                   959,375
        35,000  Union Camp Corp.                                2,159,062
        35,000  Weyerhaeuser Co.                                2,078,125
       100,000  Worthington Industries, Inc.                    2,025,000
                                                               23,354,063
Capital Goods - 6.03%
	40,000	Aeroquip-Vickers, Inc.  			1,960,000
        50,000  Browning Ferris Industries, Inc.                1,903,125
       125,000  Calgon Carbon Corp.                             1,632,813
	33,000	Cooper Industries, Inc.  			1,784,062
        10,000  Deere & Co.                                       537,500
         2,500  Fluor Corp.                                       134,063
        15,000  Grainger (W.W.), Inc.                           1,335,000
            53  Morrison Knudsen Warrants                             265
        40,000  Snap-On, Inc.                                   1,842,500
	20,000	Waste Management
                 International PLC                                698,750
                                                               11,828,078
Consumer Cyclical - 15.40%
	50,000	American Greetings Corp.  			1,843,750
        34,216  Ascent Entertainment Group                        393,484
        71,375  Bassett Furniture Industries, Inc.              2,034,188
        20,000  Black & Decker Corp.                              745,000
        40,000  Block (H&R), Inc.                               1,545,000
        40,000  Brown Group, Inc.                                 727,500
        35,000  Cognizant Corp.                                 1,426,250
        40,000  Dillards, Inc.                                  1,752,500
	45,000	Donnelley (R.R.) & Sons Co.  			1,605,938
        28,000  Dun & Bradstreet                                  794,500
        12,000  Ford Motor Co.                                    543,000
         7,000  Gannett Co., Inc.                                 755,562
        25,000  General Motors Corp.                            1,673,438
        40,000  Genuine Parts Co.                               1,232,500
	40,000	Hillenbrand Industries, Inc.  			1,802,500
        50,000  Limited, Inc.                                   1,221,875
        25,000  Masco Corp.                                     1,145,312
        10,000  May Department Stores Co.                         545,000
        15,000  Media General, Inc., Class A                      594,375
	25,000	Mercantile Stores Co., Inc.  			1,573,437
	25,000	Penney (J.C.) & Co., Inc.  			1,456,250
        25,000  Readers Digest Assc. `A'                          750,000
	90,000	Sensormatic Electronics Corp.  			1,271,250
       120,000  Stride Rite Corp.                               1,627,500
        20,000  Toys `R' Us, Inc.                                 710,000
        20,000  US West Media Group                               446,250
                                                               30,216,359
Consumer Staples - 13.76%
        15,000  Abbott Laboratories                               959,063
        60,000  Alza Corp.                                      1,740,000
        12,000  American Home Products Corp.                      876,000
	95,000	Archer-Daniels-Midland Co.  			2,274,062
        45,000  Bard (C.R.), Inc.                               1,527,187
       115,000  Bob Evans Farms, Inc.                           2,185,000
       100,000  Brinker International                           1,781,250
	30,000	Bristol-Myers Squibb Co.   			2,482,500
        10,000  Covance, Inc.                                     216,250
        70,000  Darden Restaurants, Inc.                          809,375
         2,500  Eastman Kodak Co.                                 162,344
        45,000  Heinz H.J. Co.                                  2,078,438
	38,000	International Flavors &
                 Fragrances, Inc.                               1,862,000
        15,000  Kimberly Clark Corp.                              734,063
        95,000  Lance, Inc.                                     1,971,250
        20,000  Merck & Co., Inc.                               1,998,750
	75,000	Mylan Laboratories, Inc.  			1,682,812
        65,000  Rubbermaid, Inc.                                1,661,562
                                                               27,001,906
Energy - 9.28%
        12,000  Amoco Corp.                                     1,156,500
	20,000	Atlantic Richfield Co.  			1,708,750
        34,000  Baker Hughes, Inc.                              1,487,500
	40,000	Dresser Industries, Inc.  			1,720,000
        30,000  Halliburton Co.                                 1,560,000
        25,000  Kerr-McGee Corp.                                1,720,313
	75,000	Mitchell Energy & Development  			2,123,437
	25,000	Phillips Petroleum Co.  			1,290,625
        16,000  Schlumberger Limited                            1,347,000
	50,000	Union Pacific Resources
                 Group, Inc.                                    1,309,375
        75,000  USX-Marathon Group                              2,789,062
                                                               18,212,562
Financial - 1.44%
        10,500  AON Corp.                                         555,188
	15,000	First Chicago NBD Corp.  			1,128,750
        25,000  Liberty Corp. S.C.                              1,131,250
                                                                2,815,188
Technology - 6.58%
         6,300  AMP, Inc.                                         337,444
        50,000  Apple Computer, Inc.                            1,084,375
	35,000	Digital Equipment Corp.  			1,515,937
	25,000	International Business
                 Machines Corp.                                 2,648,438
         8,000  Lucent Technologies, Inc.                         651,000
        30,000  Motorola, Inc.                                  2,156,250
        60,000  Novell, Inc.                                      538,125
        20,000  Perkin-Elmer Corp.                              1,461,250
        20,000  Telxon Corp.                                      490,000
	15,000	Texas Instruments, Inc.  			2,026,875
                                                               12,909,694
Transportation & Services - 3.62%
        30,000  Caliber Systems, Inc.                           1,627,500
	50,000	CNF Transportation, Inc.  			2,178,125
        20,000  Consolidated Freightways Corp.                    352,500
         8,000  CSX Corp.                                         468,000
         5,000  Norfolk Southern Corp.                            516,250
         7,500  Roadway Express, Inc.                             205,313
        35,000  Southwest Airlines Co.                          1,117,812
        10,000  Union Pacific Corp.                               626,250
                                                                7,091,750
Utilities - 13.12%
        28,000  AT&T Corp.                                      1,240,750
        18,000  Bell Atlantic Corp.                             1,447,875
        32,000  Bell South Corp.                                1,480,000
	50,000	Central & South West Corp.  			1,109,375
        70,000  Comsat Corp.                                    1,666,875
	40,000	Dominion Resources, Inc. VA  			1,515,000
        15,666  Duke Energy Corp.                                 774,488
        60,000  Entergy Corp.                                   1,563,750
	50,000	Florida Progress Corp.  			1,650,000
         5,000  FPL Group, Inc.                                   256,250
        60,000  Mapco, Inc.                                     1,976,250
        75,000  Niagara Mohawk Power Corp.                        717,188
	44,258	SBC Communications, Inc.  			2,716,335
        50,000  Scana Corp.                                     1,253,125
        40,000  Texas Utilities Co.                             1,440,000
	37,000	U. S. West Communication
                 Group                                          1,424,500
        65,000  Unicom Corporation                              1,519,375
        45,000  Union Electric Co.                              1,729,687
        10,000  Wisconsin Energy Corp.                            260,000
                                                               25,740,823
TOTAL COMMON STOCKS - 81.13%                                  159,170,423

        Face                                                    Market
        Amount  Description                                     Value

CONVERTIBLE CORPORATE BONDS - 1.31%
$      300,000  Computervision Corp.,
			Cv. Sub. Deb., 8.00%,
                        due December 1, 2009                      181,500
       800,000  Masco Corp.,
			Cv. Sub. Deb., 5.25%,
                        due February 15, 2012                     896,000
       500,000  Telxon Corp.,
			Cv. Sub. Deb., 7.50%,
                        due June 1, 2012                          517,500
     1,000,000  WMX Technologies, Inc.,
			Cv. Sub. Notes, 2.00%,
                        due January 24, 2005                      966,250
TOTAL CONVERTIBLE
CORPORATE BONDS - 1.31%                                         2,561,250

SHORT-TERM CORPORATE NOTES - 12.19%
     1,500,000  American Greetings Corp.,
                        5.50%, due October 16, 1997             1,496,333
     1,000,000  Ameritech Corp.,
                        5.47%, due October 8, 1997                998,784
     1,000,000  American Tel. & Telegraph,
                        5.50%, due October 14, 1997               997,861
     1,500,000  Atlantic Richfield Co.,
                        5.49%, due November 7, 1997             1,491,308
     1,500,000  duPont (E.I.) deNemours & Co.,
                        5.46%, due October 17, 1997             1,496,132
     1,500,000  duPont (E.I.) deNemours & Co.,
                        5.48%, due October 22, 1997             1,494,977
     1,000,000  Emerson Electric Co.,
                        5.47%, due October 10, 1997               998,481
     1,500,000  Gillette Co.,
                        5.47%, due October 31, 1997             1,492,935
     1,500,000  Monsanto Co.,
                        5.51%, due October 3, 1997              1,499,311
     1,500,000  Penney's (J.C.) Co.,
                        5.48%, due October 7, 1997              1,498,402
     1,000,000  Penney's (J.C.) Co.,
                        5.49%, due November 4, 1997               994,663
     1,000,000  PepsiCo.,
                        5.49%, due October 6, 1997                999,085
     1,000,000  Progress Capital Co.,
                        5.50%, due October 15, 1997               997,708
     1,000,000  Progress Capital Co.,
                        5.52%, due October 24, 1997               996,320
     1,500,000  Toys `R' US,
                        5.50%, due October 28, 1997             1,493,583
     1,000,000  Xerox Corp.,
                        5.48%, due October 3, 1997                999,543
     1,000,000  Xerox Corp.,
                        5.48%, due October 21, 1997               996,803
     1,500,000  Xerox Corp.,
                        5.52%, due October 29, 1997             1,493,330
     1,500,000  Xerox Corp.,
                        5.51%, due December 4, 1997             1,485,077
TOTAL SHORT-TERM
CORPORATE NOTES - 12.19%                                       23,920,636

GOVERNMENT SPONSORED ENTERPRISES - 4.82%
     1,500,000  Federal Agricultural Mortgage Corp.
			Discount Notes, 5.40%,
			due October 1, 1997  			1,499,775
     2,000,000  Federal Home Loan Bank
			Discount Notes, 5.44%,
			due October 2, 1997  			1,999,396
     2,000,000  Federal National Mortgage
			Assn. Discount Notes, 5.42%,
			due October,16, 1997  			1,995,182
     1,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.40%,
                        due October 30, 1997                      995,500
     1,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.35%,
                        due November 10, 1997                     993,907
     2,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.37%,
                        due December 9, 1997                    1,979,116
TOTAL GOVERNMENT SPONSORED
ENTERPRISES - 4.82%                                             9,462,876

REPURCHASE AGREEMENT - 0.39%
       765,000  Northern Trust Co.,
			6.00%, due October 1, 1997
			(Collateralized by U.S.
			Treasury Notes, 6.00%,
                        due November 30, 1997)                   765,000
TOTAL INVESTMENTS - 99.84%                                 $ 195,880,185

Other assets less liabilities - 0.16%                            304,879

TOTAL NET ASSETS - 100.00%
                (equivalent to $19.75 per share;
                20,000,000 shares of $1.00 par
                value capital shares authorized;
                9,932,259 shares outstanding)              $ 196,185,064

BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1997, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.


This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862

JB22C